Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	¥ 77,142	¥ 62,446
Unearned finance income	(4,603)	(3,829)
Unguaranteed residual value	62,086	59,255
Net investment in the lease	134,625	117,872
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	25,066	22,339
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	25,569	22,566
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	13,192	10,861
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	9,335	5,297
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	2,153	1,289
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 1,827	¥ 94